Fixed assets consisted of the following: (Details) - USD ($)	Nov. 30, 2022	Feb. 28, 2022		Feb. 28, 2021
Property, Plant and Equipment [Line Items]
Gross	$ 452,058	$ 187,017		$ 102,107
Less: Accumulated depreciation	(139,751)	(49,065)		(67,113)
Fixed assets, net of accumulated depreciation	312,307	137,952	[1]	34,994
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Gross	84,880	101,680		70,896
Manufacturing Facility [Member]
Property, Plant and Equipment [Line Items]
Gross	25,625	16,800
Demo Devices [Member]
Property, Plant and Equipment [Line Items]
Gross	63,979	16,539		3,670
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross	133,959	36,742		23,399
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross	15,312	15,312		4,142
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross	11,415	11,415		0
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Gross	101,320
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross	$ 15,568	$ 5,329		$ 0

[1]	Derived from audited information